Cover	Jul. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2024
Entity File Number	333-276152
Entity Registrant Name	MAITONG SUNSHINE CULTURAL DEVELOPMENT CO., LIMITED
Entity Central Index Key	0002003750
Entity Tax Identification Number	93-4332287
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 202, Gate 6, Building 9
Entity Address, Address Line Two	Yayuan
Entity Address, Address Line Three	Anhui Beili
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100000
City Area Code	86
Local Phone Number	(010) 6492-7946
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false